Intangible assets, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, net
Gross	36,132	30,571
Accumulated Amortization	(21,709)	(18,691)
Net	14,423	11,880
Amortization of acquired intangible assets	3,018	4,572	3,969
Future amortization expense
2014	2,547
2015	2,547
2016	2,547
2017	2,547
2018	2,547
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(9,000)	(8,625)
Net		375
Customer relationship
Intangible assets, net
Gross	3,191	3,191
Accumulated Amortization	(1,329)	(691)
Net	1,862	2,500
Purchased software and others
Intangible assets, net
Gross	23,941	18,380
Accumulated Amortization	(11,380)	(9,375)
Net	12,561	9,005